INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
SUMMARY OF INCOME TAX EXPENSE

Income tax expense for the years ended March 31, 2021 and 2020 is summarized as follows.

	March 31, 2021	March 31, 2020
Deferred:
Federal	$(76,897)	$(19,417)
State	—	—
Change in valuation allowance	76,897	19,417
Income tax expense (benefit)	$—	$—

SUMMARY OF RECONCILIATION OF PROVISION FOR INCOME TAXES

The following is a reconciliation of the provision for income taxes at the U.S. federal income tax rate to the income taxes reflected in the Statement of Operations:

	March 31, 2021	March 31, 2020
Tax at statutory tax rate	21%	21%
State taxes	—	—
Other permanent items	—	-1%
Valuation allowance	-21%	-20%
Income tax expense	—	—

SUMMARY OF TAX EFFECTS OF TEMPORARY DIFFERENCES TO SIGNIFICANT PORTIONS OF DEFFERED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities at March 31, 2021 and 2020, are as follows:

	March 31, 2021	March 31, 2020
Deferred tax assets:
Net operating loss carry forward	$76,897	$19,417
Total gross deferred tax assets	76,897	19,417
Less: valuation allowance	(76,897)	(19,417)
Net deferred tax assets	$—	$—